7 Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 4,928,215	R$ 2,535,974
Allowance for doubtful accounts	173,007 [1]	R$ 229,323	[1]	R$ 233,625
Stage 1 (Performing) [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	4,731,034
Allowance for doubtful accounts	R$ 5,525
Stage 1 (Performing) [member] | Operation Risk 1 [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 2,976,880
Stage 1 (Performing) [member] | Operation Risk 2 [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 1,121,976
Stage 1 (Performing) [member] | Operation Risk 3 [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	0.80%
Trade accounts receivable	R$ 577,145
Allowance for doubtful accounts	R$ 4,617
Stage 1 (Performing) [member] | Operation Risk 4 [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	1.65%
Trade accounts receivable	R$ 55,033
Allowance for doubtful accounts	908
Stage 2 (Significant Increase in Loss Risk) [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	33,097
Allowance for doubtful accounts	R$ 3,398
Stage 2 (Significant Increase in Loss Risk) [member] | 1st Renegotiation Lower Than 24 Months [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	25.00%
Trade accounts receivable	R$ 1,273
Allowance for doubtful accounts	R$ 318
Stage 2 (Significant Increase in Loss Risk) [member] | Between 90 and 180 Days [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	30.00%
Trade accounts receivable	R$ 8,393
Allowance for doubtful accounts	R$ 2,518
Stage 2 (Significant Increase in Loss Risk) [member] | Operation risk 1 and 2 [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 20,619
Stage 2 (Significant Increase in Loss Risk) [member] | Operation risk 3 and 4 [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	20.00%
Trade accounts receivable	R$ 2,812
Allowance for doubtful accounts	562
"Stage 3 (No Payment Performance - Indicative of Impairment) [member]"
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	164,084
Allowance for doubtful accounts	R$ 164,084
"Stage 3 (No Payment Performance - Indicative of Impairment) [member]" | Between 90 and 180 Days [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	100.00%
Trade accounts receivable	R$ 10,797
Allowance for doubtful accounts	R$ 10,797
"Stage 3 (No Payment Performance - Indicative of Impairment) [member]" | Operation risk 5 [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	100.00%
Trade accounts receivable	R$ 12,675
Allowance for doubtful accounts	R$ 12,675
"Stage 3 (No Payment Performance - Indicative of Impairment) [member]" | Legal [member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Estimated loss percentage	100.00%
Trade accounts receivable	R$ 140,612
Allowance for doubtful accounts	R$ 140,612

[1]	Company's expected credit losses are determined based on the following stages: Stage 1 - in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk. Stage 2 - when there is deterioration in the credit risk, the Company considers receivables that were renegotiated and that could be collected in court, regardless of their maturity. Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is the delay, without previous clarification, of more than 180 days.